Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development expenses [Abstract]
Subcontractors and consultants	$ 628	$ 452	$ 304
Share-based compensation	1,969	1,804	474
Salaries and social benefits	447	227	105
Others	38	12	15
Research and development expenses, total	$ 3,082	$ 2,495	$ 898